PREPAID EXPENSES	12 Months Ended
Dec. 31, 2022
PREPAID EXPENSES
PREPAID EXPENSES

NOTE 4. PREPAID EXPENSES

Prepaid expenses at December 31, 2022 and December 31, 2021 consisted of the following:

	December 31,	December 31,
	2022	2021
Insurance	$150,344	$4,286
Deposit	15,736	-
Rent	-	8,267
Other	34,825	-
Prepaid expenses	$200,905	$12,553

On February 26, 2021, the Company entered into a lease agreement for its office facility for a 12-month term beginning March 1, 2021. In addition to monthly base rent of $6,000, the agreement required the issuance of 5,333 shares of its common stock valued at $49,600, which was amortized over the lease term.

On May 25, 2022, the Company purchased Directors & Officers insurance prepaying annual premiums of $349,455 through a nine-month financing arrangement (see Note 9). The Company recorded $221,357 of insurance expense related to the prepaid Directors & Officers insurance during the year ended December 31, 2022.

During October 2022, the Company entered into a 12-month agreement for investor relations services in exchange for the issuance of 27,500 common shares and 60,000 warrants at $2.56 per share with a fair value on the date of issuance of $39,453, which will be recognized over the period of service.